Consolidated statements of cash flow - ARS ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net (loss) / income		$ (33,379)	$ 38,606	$ 12,672
Adjustments to reconcile net (loss) / income to cash flows provided by operating activities:
Income from equity interests in associates and joint ventures		(7,968)	(4,839)	(1,428)
Depreciation of property, plant and equipment		145,894	87,569	53,512
Depreciation of right-of-use assets		10,509
Amortization of intangible assets		2,374	1,749	838
Retirement of property, plant and equipment and intangible assets and consumption of materials		19,124	12,101	4,592
Charge on income tax		26,369	51,538	(3,969)
Net increase in provisions		13,090	(3,422)	4,924
Impairment / (Recovery) of property, plant and equipment		41,429	(2,900)	(5,032)
Exchange differences, interest and other		(5,939)	(28,611)	7,611
Share-based benefit plans		493	308	162
Accrued insurance		(498)	(417)	(206)
Result of companies' revaluation			(11,980)
Result from the sale of areas		(778)
Changes in assets and liabilities:
Trade receivables		(11,833)	(25,912)	(8,073)
Other receivables		(13,076)	(9,873)	895
Inventories		6,726	951	(1,556)
Accounts payable		29,435	18,769	3,747
Taxes payables		(1,145)	2,615	2,550
Salaries and social security		4,534	1,904	1,065
Other liabilities		803	(1,178)	(717)
Decrease in provisions included in liabilities due to payment/use		(4,862)	(2,652)	(1,388)
Contract assets		445	(278)	(130)
Contract liabilities		776	2,179	2,661
Dividends received		811	583	328
Proceeds from collection of lost profit insurance		758	496
Income tax payments		(6,955)	(2,248)	(1,084)
Net cash flows from operating activities	[1],[2]	217,137	125,058	71,974
Investing activities:
Acquisition of property, plant and equipment and intangible assets		(161,455)	(88,293)	(59,618)
Contributions and acquisitions of interests in associates and joint ventures		(4,826)	(280)	(891)
Proceeds from sales of financial assets		957	7,879	4,287
Interests received from financial assets		1,063	750	980
Payments from business combinations			(2,307)
Proceeds from the sale of areas		382
Net cash flows used in investing activities		(163,879)	(82,251)	(55,242)
Financing activities:
Payment of loans		(93,456)	(55,734)	(36,346)
Payments of interests		(41,606)	(26,275)	(17,912)
Proceeds from loans		97,351	39,673	54,719
Repurchase of treasury shares		(280)	(120)	(100)
Payments of leases		(15,208)
Payment of interests in relation to income tax		(583)
Dividends paid		(2,300)	(1,200)	(716)
Net cash flows used in financing activities		(56,082)	(43,656)	(355)
Translation differences provided by cash and cash equivalents		22,896	18,139	1,665
Reclassification of assets held for disposal				(61)
Net increase in cash and cash equivalents		20,072	17,290	17,981
Cash and cash equivalents at the beginning of the fiscal year		46,028	28,738	10,757
Cash and cash equivalents at the end of the fiscal year		66,100	46,028	28,738
Net increase in cash and cash equivalents		20,072	$ 17,290	$ 17,981
Payment of short term lease and variable charges		$ 11,184

[1]	Does not include exchange differences generated by cash and cash equivalents, which is exposed separately in the statement.
[2]	Includes 11,184 for payment of short-term leases and payments of the variable charge of leases related to the underlying asset return/use.